Note 8 - Components of Working Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2020	2019

Inventories
Work-in-progress	$103,969	$66,514
Finished goods	16,531	15,347
Supplies and other	21,479	12,650

	$141,979	$94,511

Accrued liabilities
Accrued payroll and benefits	$160,795	$94,010
Value appreciation plans	35	6,510
Customer advances	2,730	1,454
Other	87,632	63,470
	$251,192	$165,444